July 10, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

100 F Street, N.E.

Washington, DC 20549-3561

Re:	Harry’s Trucking, Inc.
Amendment No. 1 to Registration Statement on Form SB-2
Originally filed February 13, 2007
File No. 333-140637

To Whom It May Concern,

Following are responses to comments made by the United States Securities and Exchange Commission dated March 9th, 2007 for File No. 333-140637. The comments are in the same numerical order as they were provided.

General

1.	Revised as follows:

•	Page 3: “state-of-the-art operations” was stricken
•	Page 3: “highest level of personal customer service” was revised to read “customer service”
•	Page 4: “testament to our lean operations, conservative and calculated growth strategy” was revised to “can be attributed to our low operating cost structure and conservative growth strategy”
•	Page 4: Haris Tajyar’s “vast experience with public financial markets” was stricken
•

Page 20: Miki Antunovich “played a vital role in the growth” of Sunterra Golf “from initial revenue of $3,200,000 to greater than $25,000,000.” was revised to read “During his tenure at Sunterra Golf, the company’s revenues grew from $3,200,000 to greater than $25,000,000.”

2.	Provided the source of third party information within the paragraph.

3.	Removal of duplications.

•	The risk factor on page 7 repeated twice was deleted.
•	The sentence repeated on page 14 was deleted.

•	The sentence repeated on page 17 under Plan of Distribution was deleted.
•	The duplicate forward-looking statement starting on page 23 was deleted leaving the statement on page 35 as the sole forward-looking statement
•	The risk factors located on pages 36 and 37 where moved under the risk factors located on page 7
•	The duplicated Government Regulation section on page 37 was deleted leaving the section on page 27 as the sole statement on Government Regulation

Cover Page

4.	Revised the comment “intend to initiate steps” to “We engaged Spartan Securities Group as a market marker to have our common stock quoted on the Over the Counter Bulletin Board”

5.	Deleted the paragraph beginning with “We are a non-asset based third-party logistics provider”.

Our Business, Page 2

6.

Revised the first paragraph to state that our auditors have issued a going concern and furthermore that our presently available funds may not be sufficient to meet working capital and capital expenditures for the next twelve months.

7.

Included a summary of revenues and net loss for the most recently audited period and included explanatory information as to why management feels believes that the change in business model will reverse the trend of historical losses.

Immediate Growth, Page 3

8.

In all instances where we refer to immediate growth the section has been revised to include net losses in addition to revenue growth and also a discussion and summary of the change in business model and the subsequent performance of such business change.

Avoidance of common pitfalls, Page 4

9.

This section has been revised to eliminated reference to multi-billion companies and removed the reference to relying on Mr. Tajyars significant leadership ability as he does not play a vital role in the day-to-day operations is more of a mentor to the operation.

Risk Factors, Page 7

10.

Added a risk factor that states that the third-party logistics service “increasingly relies on advanced information technology”. The risk factor reads as follows: We are reliant on advanced technology to operate our business. Our continued success is dependent on our systems continuing to operate and to meet the changing needs of our customers. Computer viruses could cause an interruption to the availability of our systems. Unauthorized access to our systems with malicious intent could result in the theft of proprietary information and in systems outages. An unplanned systems outage or unauthorized access to our systems could materially and adversely affect our business.

We depend upon other carriers to provide equipment and services, Page 7

11.

We do not rely on one or few carriers to perform our third party shipping therefore no risk factor was added. We are dependant on one or a few major customers in our brokerage business therefore a risk factor has been added to disclose such. The risk factor reads as follows: We derive a significant portion of our gross revenues and gross profit from our largest clients. Our top 10 customers comprise approximately 90% of consolidated gross profits. The sudden loss of any of our major clients could materially and adversely affect our operating results.

Security Ownership of Management, Page 20

12.

Security ownership has been revised to reflect the requirement by Item 403 of Regulation S-B for any person who is known to be the beneficial owner of more than 5% of any class of stock not 10% as we had previously indicated. The beneficial ownership table has been revised to include a column indicated the percentage ownership held by each named individual prior to the offering.

Description of Business, Page 23

13.	Expansion of our business description in the Summary section of the filing.

•	We expand the description of our “brokerage operations” the further explain the services we provide.
•	We significantly expanded the Business section on page 25 to describe in detail the services we currently provide.
•	We significantly expanded the sales and marketing section to describe our current marketing efforts.

•	We removed the discussion regarding the Port of Los Angeles from this section.

14.

We have included our website address of www.harrystrucking.com. Furthermore we have revamped our website from indicating that we operate a fleet of trucks to more appropriately showing that we now provide third-party logistics services.

Forward Looking Statement Information, Page 23

15.	We deleted the forward looking statement on page 23. The sole forward looking statement of the document is located on page 35.

Overview, Page 28

16.	Please see attached exhibit A which reflects detail of the vehicles that comprised our fleet of trucks along with application VIN numbers and a notation made as to the sale date of such vehicles.

17.

During the course of maintaining a fleet of vehicles we performed shipping services for upwards of 200 unique customers. With that base of 200 unique customers some of which would utilize fleet providers and brokerage firms. Upon establishing our brokerage services we expanded our relationship with a select few customers which were willing to utilize a third-party brokerage firm to fulfill shipping needs.

Trucking Revenue, Page 31

18.

The “trucking revenue” section has been revised to breakout the sources of revenue from Trucking and Brokerage. A clarification has been made that states we have sold off our fleet of trucks and that Brokerage Revenue shall be the sole source of revenue in the future.

19.	We have added sections on liquidity and off balance sheet arrangements as required by Item 303(c) of Regulation S-B.

Selling, General and Administrative, Page 34

20.	This is no longer applicable due to the change of our financial statements to reflect the discontinuance of a prior business.

Executive Compensation, Page 39

21.

The disclosure of executive compensation has changed and now reads as follows: The Company has not paid any executive compensation in cash and does not intend to do so until such time as its capital resources are sufficient in the judgment of its Board of Directors. Omar Tajyar and Miki Antunovich receives no cash compensation from the Company and are employed and compensated by an entity that is owned by the majority stockholder. The portion of Omar Tajyar’s salary that was allocated to the Company approximates $54,000 and $54,000 for the years ended December 31, 2006 and 2005, respectively. The portion of Miki Antunovich’s salary that was allocated to the Company approximates $30,000 and $30,000 for the years ended December 31, 2006 and 2005, respectively. Such amounts have been reflected in the accompanying financial statements as additional capital contributions and salaries and related expenses.

Financial Statements

General

22.

Our financial statements have been updated to include the audited financial statements for each of the years in the two-year period ended December 31, 2006 and the unaudited interim statements for the periods ended March 31, 2007 and 2006.

Independent Auditor’s Report. Page F-1

23.	Our auditors have revised their report to make reference to “the standards of the Public Company Accounting Oversight Board (United States)”.

Statements of Operations, Page F-3

24.	The “gross profit” subtotal has been removed from the continuing operations portion of our statements of operations.

25.	Our current financial statements reflect the sale and termination of our asset based trucking activity as a discontinued business and is reflected as such throughout the financial statements.

26.	There are no additional related party transactions other then the ones currently reflected within the financial statements.

27.	The financial statements have been revised to reflect net loss per share for all periods presented in accordance with SFAS 128.

Note 3 – Property and Equipement, Page F-13

28.	The financial statements have been revised to reflect the sale of our fleet and our asset based operations as a discontinued operation and is reflected as such throughout the financial statements.

29.

In 2006, once we decided to change business models, we became motivated sellers to avoid further debt service and monthly insurance costs attributed to further ownership we at times reduced the selling price to below our original asking price. In assessing the recoverability in 2005, management analyzed current market conditions for used equipment and determined that current book value materially agreed with market conditions.

Note 6 – Equity Transactions, Page 14

30.	Due to updating of financial statements for current periods this comment in no longer applicable and the 2004 financial statements are no longer presented.

Note 7 – Related Party Transactions, Page 15

31.	Rent expense had we paid is now disclosed within this footnote.

Signatures – Page II-4

32.	Signature provided as requested.

Exhibit 23.1

33.	An updated accountants’ consent is provided.

Exhibit A

		Year	Make	Model	Color	Vin #	Sale Date
Truck	#1	2004	Peterbilt	379X	Black	1XP5DB9X44D822464	6-Jun
Truck	#2	2005	Peterbilt	379 Flattop	Black	1XP5DB9X65D854141	6-Jul
Truck	#3	2005	Volvo	780	White	4V4NC9TJ95N392593	6-Jun
Truck	#4	2005	Peterbilt	379 Flattop	White	1XP5DB9X05D861814	6-May
Truck	#5	2005	Peterbilt	379	White	1XP5DB9X55D661758	6-Jul
Trailer	#1	2004	Great Dane	48' Reefer		1GRAA96264S010403	6-Oct
Trailer	#2	2005	Great Dane	48' Reefer		1GRAA96275W705497	6-Jul
Trailer	#3	2002	Great Dane	53' Reefer		1GRAA06252W034807	6-Jul
Trailer	#4	2005	Wabash	48' Reefer		1JJV482W15L884585	6-Jul
Trailer	#5	2005	Wabash	48' Reefer		1JJV482WX5L884570	6-Aug